S000085271 [Member] Expense Example - iShares Large Cap Max Buffer Jun ETF - iShares Large Cap Max Buffer Jun ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	283
Expense Example, with Redemption, 10 Years	$ 652